Events after the reporting period (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 31, 2024 USD ($) miner	Nov. 25, 2024 USD ($) miner shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Assets held for sale				$ 10,696	$ 0	$ 0
At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares				117,202,735
Shares issued under the ATM Facility				$ 846,939
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Income from reimbursements under insurance policies	$ 1,699
Subsequent events | At-the-Market Offerings
Disclosure of non-adjusting events after reporting period [line items]
Shares issued under the ATM Facility (in shares) | shares			16,268,604
Shares issued under the ATM Facility			$ 146,265
Subsequent events | Mining Assets, S19jPro
Disclosure of non-adjusting events after reporting period [line items]
Number of miners classified as held for sale | miner		41,740	41,700
Assets held for sale		$ 8,129
Number of miners | miner		12,300	12,300